Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

13. Commitments and Contingencies

Legal Matters

The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims except as noted below. From time to time however, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

A complaint in a case styled Todd L. Anderson. vs. Rush Street Gaming, LLC and Rush Street Interactive, LLC, Case Number # 120CV04794 that was filed in the United States District Court for the Northern District of Illinois was served on the Company on August 18, 2020 and was amended on September 15, 2020.  The amended complaint alleges that Todd Anderson was offered a 1% equity stake in the Company in 2012 that was never issued and asserts breach of contract, promissory estoppel and unjust enrichment claims to recover damages.  The Company believes that the complaint is without merit and intends to defend against it but cannot predict the outcome of the potential impact of this lawsuit and the potential result is not able to be estimated and, therefore, the Company has not recorded a loss or related accrual on its condensed consolidated financial statements related to this matter.

Other Contractual Obligations

The Company is a party to several non-cancelable contracts with vendors and licensors for marketing and other strategic partnership related agreements where the Company is obligated to make future minimum payments under the non-cancelable terms of these contracts as follows ($ in thousands):

From April 1, 2021 to December 31, 2021	$9,234
Year ending December 31, 2022	6,367
Year ending December 31, 2023	2,706
Year ending December 31, 2024	1,514
Year ending December 31, 2025	10,537
Thereafter	24,577
Total(1)	$54,935
(1)

Includes operating lease obligations under non-cancelable lease contracts totaling $1.3 million, obligations under non-cancelable contracts with marketing vendors totaling $17.3 million, license and market access commitments totaling $36.2 million and other non-cancelable costs totaling $0.1 million.

16. Commitments and Contingencies

Legal Matters

The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims except as noted below. From time to time however, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

A complaint in a case styled Todd L. Anderson. vs. Rush Street Gaming, LLC and Rush Street Interactive, LLC, Case Number # 120CV04794 that was filed in the United States District Court for the Northern District of Illinois was served on the Company on August 18, 2020 and was amended on September 15, 2020. The amended complaint alleges that Todd Anderson was offered a 1% equity stake in the Company in 2012 that was never issued and asserts breach of contract, promissory estoppel and unjust enrichment claims to recover damages. The Company believes that the complaint is without merit and intends to defend against it but cannot predict the outcome of the potential impact of this lawsuit and the potential result is not able to be estimated and, therefore, the Company has not recorded a loss or related accrual on its consolidated financial statements related to this matter.

Other Contractual Obligations

The Company is a party to several non-cancelable contracts with vendors and licensors for marketing and other strategic partnership related agreements where the Company is obligated to make future minimum payments under the non-cancelable terms of these contracts as follows ($ in thousands):

Year ending December 31, 2021	$14,598
Year ending December 31, 2022	6,065
Year ending December 31, 2023	2,684
Year ending December 31, 2024	1,513
Year ending December 31, 2025	10,537
Thereafter	24,577
Total	$59,974